Consolidated Balance Sheets - USD ($)	Apr. 30, 2024	Oct. 31, 2023	Oct. 31, 2022
ASSETS
Cash	$ 1,664,016	$ 101,754	$ 741,538
Accounts Receivable, Net	157,105	119,671	73,537
Inventory	181,694	170,752	280,138
Prepaid Expense	119,401	130,851	140,759
Prepaid project costs			217,747
Deferred Offering Costs		2,656,326	1,482,422
Total Current Assets	2,122,216	3,179,354	2,936,141
Goodwill	3,608,949	3,608,949	3,608,949
Intangible Assets, Net	633,917	667,813	1,377,401
Property and Equipment, Net	228,629	320,414	351,940
Patents, Net	82,811	82,325	8,390
Right of Use Asset – Operating Lease	409,900	476,241	277,381
Other Assets	8,438	8,438	13,860
Total Assets	7,094,860	8,343,534	8,574,062
LIABILITIES
Accounts Payable	2,179,823	2,288,697
Deferred Revenue, Net	525,387	525,387	650,000
Accrued Liabilities	1,551,175	1,310,240
Accrued Interest Payable – Related Party	65,951	53,804
2024 Series Senior Secured Convertible Notes Payable – Stock Settled, Net	2,431,068
Derivative/Warrant Liability	2,861,775
Note Subscription Payable	150,000
2021 Series Convertible Note Payable – Related Party	480,000	480,000
Current Maturities of Capital Lease Obligations	35,269	61,832	62,979
Current Maturities of Operating Lease Obligations	124,771	130,150	50,055
Total Current Liabilities	10,405,219	4,850,110	2,539,675
Capital Lease Obligations, Net of Current Portion	10,322	17,123	78,955
Operating Lease Obligation, Net of Current Portion	285,129	346,091	227,326
Unsecured 6% Note Payable – Related Party	767,288	767,288	767,288
Unsecured 4% Note Payable – Related Party	1,221,958	1,221,958	1,221,958
2021 Series Convertible Notes Payable – Related Party			480,000
2022 Series Convertible Notes Payable	200,000	200,000	200,000
2023 Series Convertible Notes Payable - Stock Settled, Net	346,683	340,715
2023 Series B Convertible Notes Payable – Stock Settled, Net	459,565	421,018
Derivative/Warrant Liability	457,152	893,263
Long Term Accrued Interest Payable	165,813	92,311	3,205
Long Term Accrued Interest Payable – Related Party	332,075	284,747	219,815
Total Long-Term Liabilities	4,245,985	4,584,514	3,198,547
Total Liabilities	14,651,204	9,434,624	5,738,222
STOCKHOLDERS’ (DEFICIT)
Preferred Stock, 5,000,000 Shares Authorized, par value $0.001; Series A Convertible Preferred Stock, 250,000 Shares Authorized, 0 and 0 Outstanding, respectively
Common stock, 19,230,770 Shares Authorized, par value $0.001, 4,460,535 and 4,430,535 Outstanding, respectively	4,460	4,430	4,430
Additional Paid in Capital	28,287,434	27,064,613	25,634,826
Less Treasury Stock	(84,000)	(84,000)	(84,000)
Accumulated Deficit	(35,764,238)	(28,076,133)	(22,719,416)
Total Stockholders’ (Deficit)	(7,556,344)	(1,091,090)	2,835,840
Total Liabilities and Stockholders’ (Deficit)	$ 7,094,860	8,343,534	8,574,062
Nonrelated Party [Member]
LIABILITIES
Accounts Payable		2,288,697	604,606
Accrued Liabilities		1,310,240	939,523
Related Party [Member]
LIABILITIES
Accrued Liabilities			232,512
Accrued Interest Payable – Related Party		$ 53,804